Deferred tax (Tables)	12 Months Ended
Jun. 30, 2018
Deferred tax
Schedule of deferred tax

		2018	2017
for the year ended 30 June	Note	Rm	Rm
Reconciliation
Balance at beginning of year		22 778	20 302
Current year charge		(851)	2 421
per the income statement	12	(1 075)	1 361
per the statement of comprehensive income		224	1 060
Foreign exchange differences recognised in income statement		34	(148)
Translation of foreign operations		(149)	203

Balance at end of year		21 812	22 778

Comprising
Deferred tax assets		(4 096)	(3 082)
Deferred tax liabilities		25 908	25 860

		21 812	22 778

	2018	2017
for the year ended 30 June	Rm	Rm
Attributable to the following tax jurisdictions
 South Africa	22 501	23 699
 United States of America	301	(370)
 Germany	(431)	(210)
 Mozambique	766	1 036
 Other	(1 325)	(1 377)

	21 812	22 778

Deferred tax is attributable to temporary differences on the following:
Net deferred tax assets:
Property, plant and equipment	1 194	1 200
Short- and long-term provisions	(1 296)	(1 560)
Calculated tax losses	(3 267)	(1 705)
Other	(727)	(1 017)

	(4 096)	(3 082)

Net deferred tax liabilities:
Property, plant and equipment	32 233	31 009
Current assets	(777)	(289)
Short- and long-term provisions	(4 991)	(4 898)
Calculated tax losses	(284)	(518)
Financial derivatives	57	11
Other	(330)	545

	25 908	25 860

	2018	2017
for the year ended 30 June	Rm	Rm
Calculated tax losses
(before applying the applicable tax rate)
Available for offset against future taxable income	23 893	25 856
Utilised against the deferred tax balance	(6 272)	(7 706)

Not recognised as a deferred tax asset	17 621	18 150

Deferred tax assets not recognised on tax losses mainly relate to Sasol’s exploration and development entities, where future taxable income is uncertain.
Calculated tax losses carried forward that have not been recognised:
Expiry between three and five years	376	—
Expiry thereafter	16 826	17 920
Indefinite life	419	230

	17 621	18 150

Schedule of unremitted earnings

	2018	2017
for the year ended 30 June	Rm	Rm
Unremitted earnings at end of year that would be subject to dividend withholding tax	45 280	40 266
Europe	12 555	11 826
Rest of Africa	2 346	2 891
United States of America	23 591	18 968
Other	6 788	6 581

Tax effect if remitted	1 718	1 582
Europe	267	327
Rest of Africa	188	235
United States of America	1 179	948
Other	84	72

Schedule of dividend withholding tax

	2018	2017
for the year ended 30 June	Rm	Rm
Undistributed earnings at end of year that would be subject to dividend withholding tax withheld by the company on behalf of Sasol Limited shareholders	185 064	175 132
Maximum withholding tax payable by shareholders if distributed to individuals	37 013	35 026